Stock Based Compensation - Stock Options - Unrecognized Compensation Cost (Detail) - Employee and Nonemployee Stock Options - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Stock Based Compensation
Unrecognized compensation cost, options	$ 36.2	$ 34.2
Weighted-average period (in years)	2 years 8 months 12 days	2 years 9 months 22 days